IFRS 7 Disclosure (Tables)	9 Months Ended
Jul. 31, 2023
Text block [abstract]
Summary of Exposure to Credit Risk
Exposure to credit risk
The following table provides our exposure to credit risk by portfolios based upon how we manage the business and the associated risks. Gross credit exposure amounts presented in the table below represent our estimate of exposure at default (EAD), which is net of derivative master netting agreements and CVA but is before allowance for credit losses or credit risk mitigation. Gross credit exposure amounts relating to our business and government portfolios are reduced for collateral held for repo-style transactions, which reflects the EAD value of such collateral.

$ millions, as at	2023 Jul. 31			2022 Oct. 31
	IRB approach (1)	Standardized approach	Total	AIRB approach	Standardized approach	Total
Business and government portfolios
Drawn (2)	$301,758	$75,546	$377,304	$314,712	$76,152	$390,864
Undrawn commitments	57,441	9,205	66,646	74,327	10,160	84,487
Repo-style transactions (3)	322,060	–	322,060	256,063	–	256,063
Other off-balance sheet (3)	15,033	839	15,872	91,350	831	92,181
OTC derivatives	16,915	156	17,071	21,856	110	21,966
Gross EAD on business and government portfolios	713,207	85,746	798,953	758,308	87,253	845,561
Less: Collateral held for repo-style transactions (3)	309,098	–	309,098	237,484	–	237,484
Net EAD on business and government portfolios	404,109	85,746	489,855	520,824	87,253	608,077
Retail portfolios
Drawn	319,695	10,479	330,174	317,071	10,590	327,661
Undrawn commitments	102,239	3,697	105,936	99,817	28	99,845
Other off-balance sheet	427	131	558	420	121	541
Gross EAD on retail portfolios	422,361	14,307	436,668	417,308	10,739	428,047
Securitization exposures	23,070	13,004	36,074	15,333	3,257	18,590
Gross EAD (4)	$ 1,158,638	$113,057	$1,271,695	$1,190,949	$101,249	$1,292,198
Net EAD (4)	$849,540	$113,057	$962,597	$953,465	$101,249	$1,054,714
(1)	Effective in the second quarter of 2023, the IRB approach includes both the Advanced IRB (AIRB) approach and the Foundation IRB (FIRB) approach.
(2)	The first quarter of 2023, includes a change in methodology that resulted in certain exposures previously subject to AIRB, now being included under the standardized securitization approach.
(3)
In the second quarter of 2023, as part of the implementation of the Basel III reforms, certain exposures in which we act as a guarantor were prospectively reclassified from other off-balance
sheet to repo-style transactions with the inclusion of the collateral held now included in collateral held for repo-style transactions.

(4)
Excludes exposures arising from derivative and repo-style transactions which are cleared through qualified central counterparties (QCCPs) as well as credit risk exposures arising from other assets that are subject to the credit risk framework, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial
institutions which are risk-weighted at 1250%, settlement risk, and amounts below the thresholds for deduction which are risk-weighted at 250%.
Non-trading
equity exposures are also excluded and are subject to a range of risk-weightings dependent on the nature of the security starting in the second quarter of 2023. Risk-weighting for non-trading
equity securities was at 100% prior to the second quarter of 2023.

Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables
The following table shows the rating profile of OTC derivative MTM receivables:

$ billions, as at	2023 Jul. 31		2022 Oct. 31
	Exposure (1)
Investment grade	$5.95	90.3%	$11.18	79.1%
Non-investment grade	0.64	9.7	2.87	20.3
Watch list	–	–	0.09	0.6
Default	–	–	–	–
Unrated	–	–	–	–
	$6.59	100.0%	$14.14	100.0%
(1)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Summary of Loans Contractually Past Due But Not Impaired
Loans contractually past due but not impaired
The following table provides an aging analysis of loans that are not impaired, where repayment of principal or payment of interest is contractually in arrears. Loans less than 30 days past due are excluded as such loans are not generally indicative of the borrowers’ ability to meet their payment obligations.

$ millions, as at			2023 Jul. 31	2022 Oct. 31
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$901	$–	$901	$874
Personal	254	–	254	247
Credit card (1)	202	109	311	331
Business and government	268	–	268	256
	$1,625	$109	$1,734	$1,708
(1)
For the acquired Canadian Costco credit card portfolio, the credit cards were transferred in the aging category that applied at the time of acquisition and have continued to age to the extent a payment has not been made.

Summary of Market Risks by Type of Risks
The following table shows VaR, stressed VaR and incremental risk charge (IRC) for our trading activities based on risk type under an internal models approach.

	As at or for the three months ended								As at or for the nine months ended
$ millions				2023 Jul. 31		2023 Apr. 30		2022 Jul. 31	2023 Jul. 31	2022 Jul. 31
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$9.6	$5.7	$7.2	$7.4	$6.3	$7.0	$5.8	$6.8	$7.1	$7.8
Credit spread risk	1.8	1.2	1.3	1.4	1.4	1.4	1.4	1.9	1.4	4.2
Equity risk	7.4	3.3	5.5	4.9	3.3	6.1	4.3	5.6	5.6	4.9
Foreign exchange risk	0.9	0.3	0.6	0.5	0.7	0.8	1.1	1.9	0.8	1.9
Commodity risk	3.8	1.4	2.3	2.4	1.9	2.5	1.3	1.9	2.5	2.6
Debt specific risk	3.9	1.7	1.9	2.4	2.0	2.2	1.8	2.1	2.1	2.3
Diversification effect (1)	n/m	n/m	(9.3)	(9.8)	(7.8)	(10.7)	(7.2)	(10.0)	(10.4)	(14.6)
Total VaR (one-day measure)	$12.2	$6.9	$9.5	$9.2	$7.8	$9.3	$8.5	$10.2	$9.1	$9.1
Stressed total VaR (one-day measure)	$50.1	$15.6	$43.6	$33.0	$32.1	$34.8	$23.5	$27.1	$37.1	$29.0
IRC (one-year measure)	$118.1	$88.1	$88.1	$101.7	$109.3	$103.1	$121.9	$139.5	$112.7	$138.6
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Structural Interest Rate Sensitivity - Measures

$ millions (pre-tax), as at		2023 Jul. 31			2023 Apr. 30			2022 Jul. 31
	CAD (1)	USD	Total	CAD (1)	USD	Total	CAD (1)	USD	Total
100 basis point increase in interest rates
Increase (decrease) in net interest income	$303	$111	$414	$276	$83	$359	$321	$33	$354
Increase (decrease) in EVE	(593)	(293)	(886)	(502)	(290)	(792)	(667)	(317)	(984)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(310)	(86)	(396)	(328)	(62)	(390)	(375)	(31)	(406)
Increase (decrease) in EVE	519	312	831	413	311	724	614	322	936
(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from
on-
and
off-balance
sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets	(1)
2023	Cash and deposits with banks	$40,412	$–	$40,412	$1,094	$39,318
Jul. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	151,717	86,227	237,944	124,310	113,634
	Other debt securities	4,588	8,254	12,842	2,409	10,433
	Equities	45,565	26,259	71,824	34,690	37,134
	Canadian government guaranteed National Housing Act mortgage-backed securities	32,389	3,516	35,905	16,491	19,414
	Other liquid assets (2)	12,172	2,206	14,378	7,382	6,996
		$286,843	$126,462	$413,305	$186,376	$226,929
2022	Cash and deposits with banks	$63,861	$–	$63,861	$286	$63,575
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	133,923	85,602	219,525	122,283	97,242
	Other debt securities	6,764	8,957	15,721	2,262	13,459
	Equities	30,825	29,521	60,346	30,408	29,938
	Canadian government guaranteed National Housing Act mortgage-backed securities	33,148	3,321	36,469	16,711	19,758
	Other liquid assets (2)	19,159	2,326	21,485	16,040	5,445
		$287,680	$129,727	$417,407	$187,990	$229,417
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance
sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at July 31, 2023	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$13,545	$–	$–	$–	$–	$–	$–	$–	$–	$13,545
Interest-bearing deposits with banks	26,867	–	–	–	–	–	–	–	–	26,867
Securities	4,922	8,033	3,354	4,585	4,601	27,134	64,299	42,791	47,394	207,113
Cash collateral on securities borrowed	13,497	–	–	–	–	–	–	–	–	13,497
Securities purchased under resale agreements	46,430	10,131	9,033	1,463	3,383	3,349	99	–	–	73,888
Loans
Residential mortgages	2,421	5,632	10,595	7,308	17,232	64,069	157,447	7,821	–	272,525
Personal	999	505	703	896	780	859	4,033	5,808	30,969	45,552
Credit card	382	764	1,145	1,145	1,145	4,581	9,017	–	–	18,179
Business and government	12,085	9,282	10,228	12,494	13,720	34,472	72,905	18,233	10,931	194,350
Allowance for credit losses	–	–	–	–	–	–	–	–	(3,715)	(3,715)
Derivative instruments	2,159	3,771	3,878	2,108	1,755	4,036	6,869	5,459	–	30,035
Customers’ liability under acceptances	10,411	895	12	7	–	–	–	–	–	11,325
Other assets	–	–	–	–	–	–	–	–	39,840	39,840
	$133,718	$39,013	$38,948	$30,006	$42,616	$138,500	$314,669	$80,112	$125,419	$943,001
October 31, 2022	$162,138	$38,036	$33,508	$30,461	$37,755	$106,155	$339,631	$77,111	$118,802	$943,597
Liabilities
Deposits (2)	$20,231	$42,105	$59,883	$49,373	$53,784	$44,024	$71,104	$17,614	$346,387	$704,505
Obligations related to securities sold short	17,749	–	–	–	–	–	–	–	–	17,749
Cash collateral on securities lent	5,092	–	–	–	–	–	–	–	–	5,092
Obligations related to securities sold under repurchase agreements	56,942	24,134	287	–	–	–	500	–	–	81,863
Derivative instruments	1,449	4,178	3,758	2,880	2,045	4,707	9,170	10,326	–	38,513
Acceptances	10,425	895	12	7	–	–	–	–	–	11,339
Other liabilities	7	41	72	72	72	292	572	897	24,069	26,094
Subordinated indebtedness	–	–	–	–	34	–	–	6,421	–	6,455
Equity	–	–	–	–	–	–	–	–	51,391	51,391
	$111,895	$71,353	$64,012	$52,332	$55,935	$49,023	$81,346	$35,258	$421,847	$943,001
October 31, 2022	$123,388	$44,632	$48,750	$62,962	$57,224	$39,220	$84,857	$36,779	$445,785	$943,597
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)
Comprises $235.6 billion (October 31, 2022: $232.1 billion) of personal deposits; $446.8 billion (October 31, 2022: $443.0 billion) of business and government deposits and secured borrowings; and $22.1 billion (October 31, 2022: $22.5 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at July 31, 2023	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	(1)	Total
Unutilized credit commitments	$1,891	$10,366	$5,022	$4,849	$8,716	$21,068	$65,611	$2,847	$228,431		$348,801
Securities lending (2)	35,774	5,518	6,107	–	–	–	–	–	–		47,399
Standby and performance letters of credit	3,338	1,962	5,408	3,556	3,783	513	878	133	–		19,571
Backstop liquidity facilities	–	63	12,905	379	684	477	638	161	–		15,307
Documentary and commercial letters of credit	29	56	25	4	7	2	56	–	–		179
Other	462	–	–	–	–	–	–	–	–		462
	$41,494	$17,965	$29,467	$8,788	$13,190	$22,060	$67,183	$3,141	$228,431		$431,719
October 31, 2022	$50,694	$28,841	$13,542	$10,256	$8,415	$22,105	$68,049	$2,735	$216,873		$421,510
(1)	Includes $176.5 billion (October 31, 2022: $167.3 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $5.1 billion (October 31, 2022: $4.9 billion) for cash because it is reported on the interim consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
The following table provides the contractual maturities of other off-balance
sheet contractual obligations affecting our funding needs:

$ millions, as at July 31, 2023	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$84	$145	$218	$158	$202	$517	$694	$163	$2,181
Future lease commitments (2)	–	–	–	–	–	3	92	474	569
Investment commitments	–	1	1	9	–	3	14	536	564
Underwriting commitments	53	–	–	–	–	–	–	–	53
Pension contributions (3)	–	–	–	–	–	–	–	–	–
	$137	$146	$219	$167	$202	$523	$800	$1,173	$3,367
October 31, 2022 (2)	$1,066	$193	$341	$250	$220	$597	$847	$1,074	$4,588
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Excludes lease obligations that are accounted for under IFRS 16, which are typically recognized on the consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use
asset.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the remaining annual period ending October 31, 2023 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.